GRANITESHARES ETF TRUST

SUPPLEMENT DATED November 21, 2023

TO THE PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION (the “SAI”) DATED AUGUST 03, 2023

The Board of Trustees (the “Board”) has approved the following name and investment objective changes for the Funds, which are expected to be implemented on or about January 22, 2024:

TICKER SYMBOL	CURRENT FUND NAME	NEW FUND NAME	CURRENT LEVERAGE FACTOR*	NEW LEVERAGE FACTOR*
AALL	GraniteShares 1.5x Long AAL Daily ETF	GraniteShares 2x Long AAL Daily ETF	150%	200%
ALSD	GraniteShares 1.5x Short AAL Daily ETF	GraniteShares 2x Short AAL Daily ETF	-150%	-200%
APSD	GraniteShares 1.75x Short AAPL Daily ETF	GraniteShares 2x Short AAPL Daily ETF	-175%	-200%
AMSS	GraniteShares 1.25x Short AMD Daily ETF	GraniteShares 2x Short AMD Daily ETF	-125%	-200%
CONS	GraniteShares 1.5x Short COIN Daily ETF	GraniteShares 2x Short COIN Daily ETF	-150%	-200%
JPML	GraniteShares 1.5x Long JPM Daily ETF	GraniteShares 2x Long JPM Daily ETF	150%	200%
JPMS	GraniteShares 1.5x Short JPM Daily ETF	GraniteShares 2x Short JPM Daily ETF	-150%	-200%
LCDL	GraniteShares 1.5x Long LCID Daily ETF	GraniteShares 2x Long LCID Daily ETF	150%	200%
LCDD	GraniteShares 1.5x Short LCID Daily ETF	GraniteShares 2x Short LCID Daily ETF	-150%	-200%
FBIS	GraniteShares 1.5x Short META Daily ETF	GraniteShares 2x Short META Daily ETF	-150%	-200%
NVD	GraniteShares 1.5x Short NVDA Daily ETF	GraniteShares 2x Short NVDA Daily ETF	-150%	-200%
RVNL	GraniteShares 1.5x Long RIVN Daily ETF	GraniteShares 2x Long RIVN Daily ETF	150%	200%
RVND	GraniteShares 1.5x Short RIVN Daily ETF	GraniteShares 2x Short RIVN Daily ETF	-150%	-200%
TSLR	GraniteShares 1.75x Long TSLA Daily ETF	GraniteShares 2x Long TSLA Daily ETF	175%	200%
TSDD	GraniteShares 1.5x Short TSLA Daily ETF	GraniteShares 2x Short TSLA Daily ETF	-150%	-200%
XOML	GraniteShares 1.5x Long XOM Daily ETF	GraniteShares 2x Long XOM Daily ETF	150%	200%
XOMD	GraniteShares 1.5x Short XOM Daily ETF	GraniteShares 2x Short XOM Daily ETF	-150%	-200%

*The leverage factor represents the percentage that the Fund seeks to return, on a daily basis, of the underlying stock’s daily investment performance.

CURRENT FUND NAME	CURRENT INVESTMENT OBJECTIVE	NEW INVESTMENT OBJECTIVE

GraniteShares 1.5x Long AAL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).

GraniteShares 1.5x Short AAL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of American Airlines Group Inc. (NASDAQ: AAL).

GraniteShares 1.75x Short AAPL Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.75 times (-175%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Apple Inc. (NASDAQ: AAPL).

GraniteShares 1.25x Short AMD Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.25 times (-125%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Advanced Micro Devices, Inc. (NASDAQ: AMD).

GraniteShares 1.5x Short COIN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 time (-150%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).	The Fund seeks daily investment results, before fees and expenses, of -2 time (-200%) the daily percentage change of the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN).

GraniteShares 1.5x Long JPM Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).

GraniteShares 1.5x Short JPM Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of JPMorgan Chase & Co. (NYSE: JPM).

GraniteShares 1.5x Long LCID Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).

GraniteShares 1.5x Short LCID Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Lucid Group, Inc. (NYSE: LCID).

GraniteShares 1.5x Short META Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Meta Platforms, Inc. Class A (NASDAQ: META).

GraniteShares 1.5x Short NVDA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of NVIDIA Corporation (NASDAQ: NVDA).

GraniteShares 1.5x Long RIVN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).

GraniteShares 1.5x Short RIVN Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Rivian Automotive, Inc. (NYSE: RIVN).

GraniteShares 1.75x Long TSLA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.75 times (175%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).

GraniteShares 1.5x Short TSLA Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Tesla Inc, (NASDAQ: TSLA).

GraniteShares 1.5x Long XOM Daily ETF	The Fund seeks daily investment results, before fees and expenses, of 1.5 times (150%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).	The Fund seeks daily investment results, before fees and expenses, of 2 times (200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).

GraniteShares 1.5x Short XOM Daily ETF	The Fund seeks daily investment results, before fees and expenses, of -1.5 times (-150%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).	The Fund seeks daily investment results, before fees and expenses, of -2 times (-200%) the daily percentage change of the common stock of Exxon Mobil Corp (NYSE: XOM).

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.